Loans To Customers	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Loans to customers
20	Loans to customers

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Loans originated by consolidated trust plans	186,396,992	98,194,028
Loans originated by microloan lending companies and consumer finance company	30,109,705	37,616,889
Interest receivable	2,002,926	1,156,870
Less: Provision for impairment losses
Stage 1	(4,481,912)	(4,433,965)
Stage 2	(1,197,126)	(1,152,069)
Stage 3	(1,383,940)	(1,687,799)
	(7,062,978)	(7,273,833)

	211,446,645	129,693,954

Expected credit loss rate	3.23%	5.31%

(a)
As of December 31, 2022 and 2023, loans amounting to RMB142,966 million and RMB62,417 million, respectively, were covered by credit enhancement provided by credit enhancement providers. Of these amounts, the majority of the balance in each period was covered by credit insurance provided by Ping An Property and Casualty Insurance Company (“Ping An P&C”), a subsidiary of Ping An Group. Credit enhancement providers independently underwrite the borrowers and entered into the credit enhancement agreements either in the form of credit insurance or financing guarantees directly with the borrowers. The beneficiaries of such credit enhancement are the institutional funding partners who provide funding to the borrowers.

(b)	For the years ended December 31, 2021, 2022 and 2023, the amounts of concession provided to customers were not material.

(c)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	119,568,582	839,817	406,620	120,815,019
New loans originated	234,198,681	—	—	234,198,681
Transfers	(5,530,212)	4,439,585	1,090,627	—
— From stage 1 to stage 2	(5,579,855)	5,579,855	—	—
— From stage 2 to stage 1	49,643	(49,643)	—	—
— From stage 2 to stage 3	—	(1,091,109)	1,091,109	—
— From stage 3 to stage 2	—	482	(482)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(132,711,645)	(3,703,157)	(25,534)	(136,440,336)
Write-offs	—	—	(847,383)	(847,383)

As of December 31, 2021	215,525,406	1,576,245	624,330	217,725,981

(d)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	480,854	195,339	313,012	989,205
New loans originated	1,346,940	—	—	1,346,940
Transfers	(1,104,156)	454,235	1,045,357	395,436
— From stage 1 to stage 2	(1,109,405)	1,109,405	—	—
— From stage 2 to stage 1	16,509	(16,509)	—	—
— From stage 2 to stage 3	—	(1,000,215)	1,000,215	—
— From stage 3 to stage 2	—	458	(458)	—
Net impact on expected credit loss by stage transfers	(11,260)	361,096	45,600	395,436
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(622,468)	(470,524)	(124,794)	(1,217,786)
Change in parameters of expected credit loss model	1,759,075	133,230	24,216	1,916,521
Write-offs	—	—	(847,383)	(847,383)
Recovery of loans written off previously	—	—	170,938	170,938

As of December 31, 2021	1,860,245	312,280	581,346	2,753,871

(e)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	215,525,406	1,576,245	624,330	217,725,981
New loans originated	215,834,125	—	—	215,834,125
Transfers	(17,245,234)	13,239,242	4,005,992	—
— From stage 1 to stage 2	(17,540,156)	17,540,156	—	—
— From stage 2 to stage 1	294,922	(294,922)	—	—
— From stage 2 to stage 3	—	(4,015,845)	4,015,845	—
— From stage 3 to stage 2	—	9,853	(9,853)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(201,023,209)	(10,854,775)	(159,277)	(212,037,261)
Write-offs	—	—	(3,013,222)	(3,013,222)

As of December 31, 2022	213,091,088	3,960,712	1,457,823	218,509,623

(f)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	1,860,245	312,280	581,346	2,753,871
New loans originated	1,609,220	—	—	1,609,220
Transfers	(3,550,516)	1,088,799	3,840,446	1,378,729
— From stage 1 to stage 2	(3,573,960)	3,573,960	—	—
— From stage 2 to stage 1	54,161	(54,161)	—	—
— From stage 2 to stage 3	—	(3,575,710)	3,575,710	—
— From stage 3 to stage 2	—	9,329	(9,329)	—
Net impact on expected credit loss by stage transfers	(30,717)	1,135,381	274,065	1,378,729
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(1,707,206)	(403,559)	(214,194)	(2,324,959)
Change in parameters of expected credit loss model	6,270,169	199,606	42,624	6,512,399
Write-offs	—	—	(3,013,222)	(3,013,222)
Recovery of loans written off previously	—	—	146,940	146,940

As of December 31, 2022	4,481,912	1,197,126	1,383,940	7,062,978

(g)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2023	213,091,088	3,960,712	1,457,823	218,509,623
New loans originated	126,598,504	—	—	126,598,504
Transfers	(20,444,970)	13,487,868	6,957,102	—
— From stage 1 to stage 2	(21,187,343)	21,187,343	—	—
— From stage 2 to stage 1	742,373	(742,373)	—	—
— From stage 2 to stage 3	—	(6,964,688)	6,964,688	—
— From stage 3 to stage 2	—	7,586	(7,586)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(186,877,497)	(14,634,783)	(56,194)	(201,568,474)
Write-offs	—	—	(6,571,866)	(6,571,866)

As of December 31, 2023	132,367,125	2,813,797	1,786,865	136,967,787

(h)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2023	4,481,912	1,197,126	1,383,940	7,062,978
New loans originated	1,929,629	—	—	1,929,629
Transfers	(5,930,855)	356,101	6,757,208	1,182,454
— From stage 1 to stage 2	(6,016,218)	6,016,218	—	—
— From stage 2 to stage 1	166,232	(166,232)	—	—
— From stage 2 to stage 3	—	(6,209,153)	6,209,153	—
— From stage 3 to stage 2	—	7,070	(7,070)	—
Net impact on expected credit loss by stage transfers	(80,869)	708,198	555,125	1,182,454
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(2,277,971)	(400,954)	(184,192)	(2,863,117)
Change in parameters of expected credit loss model	6,231,250	(204)	93,578	6,324,624
Write-offs	—	—	(6,571,866)	(6,571,866)
Recovery of loans written off previously	—	—	209,131	209,131

As of December 31, 2023	4,433,965	1,152,069	1,687,799	7,273,833

As of December 31, 2023, loans to customers amounting to RMB6,572 million were written off in 2023 and were still subject to enforcement activity. The enforcement activity includes the amounts written off in previous years.